As filed with the Securities and Exchange Commission on January 6, 2009

Registration No. 333-152932

Investment Company Act File No. 811-02619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO. 1

MONEYMART ASSETS, INC.

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(Address of Principal Executive Offices)

(973) 367-7521

(Registrant’s Telephone Number)

Deborah A. Docs, Esq.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102-4077

(Name and Address of Agent for Service)

with a copy to :

WILLIAM FARRAR, ESQ.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004-2498

Approximate date of public offering:

As soon as practicable following effectiveness of the Registration Statement.

Titles of Securities Being Registered: Shares of common stock, par value $0.001 per share of MoneyMart Assets, Inc.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

Part C

Other Information

Item 16. Exhibits

The following exhibits are hereby added by this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14:

Exhibit Number	Description
(12)	Tax Opinion and Consent of Sherman & Sterling.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Newark, and State of New Jersey, on the 6th day of January, 2009.

MONEYMART ASSETS, INC.

* JUDY A. RICE

Judy A. Rice, President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

* DAVID E.A. CARSON	Director
David E.A. Carson		January 6, 2009

* ROBERT F. GUNIA	Vice President and Director
Robert F. Gunia		January 6, 2009

* ROBERT E. LA BLANC	Director
Robert E. La Blanc		January 6, 2009

* JUDY A. RICE	President
Judy A. Rice		January 6, 2009

* ROBIN B. SMITH	Director
Robin B. Smith		January 6, 2009

* STEPHEN STONEBURN	Director
Stephen Stoneburn		January 6, 2009

* GRACE C. TORRES Grace C. Torres	Treasurer, Principal Financial and Accounting Officer	January 6, 2009

* By: /s/ JONATHAN D. SHAIN	Attorney-in-Fact
Jonathan D. Shain		January 6, 2009

*Pursuant to Powers of Attorney incorporated by reference to Exhibit 16 to the Registration Statement on form N-14 (333-152932) filed via EDGAR on August 11, 2008.

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EXHIBIT INDEX

Exhibit Number	Description
(12)	Tax Opinion and Consent of Sherman & Sterling.

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